Other Receivables- Short Term	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Other Receivables- Short Term
Note 8:	Other Receivables- Short Term

	December 31,
	2025	2024

Government authorities	701	494
Income receivable	50	558
Prepaid expenses and other	359	458

	1,110	1,510